Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for regularly conducting data protection impact assessments on information systems, monitoring the information about the security vulnerabilities of our systems, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing data security emergency response plans and adopting remedial measures, and informing the Security and Privacy Committee and our board of directors of material cybersecurity threats and incidents. We also engage third-party security experts for risk assessment and system enhancements. In addition, we provide data security training to our employees regularly.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors holds oversight responsibility over our Group’s risk management and strategy, including material risks related to cybersecurity threats. This oversight is executed directly by our board of directors and through its committees.
Cybersecurity Risk Role of Management [Text Block]

Our Board of Directors holds oversight responsibility over our Group’s risk management and strategy, including material risks related to cybersecurity threats. This oversight is executed directly by our board of directors and through its committees. Our audit committee oversees the management of our Group’s major financial risk exposures, the steps management has taken to monitor and control such exposures, and the process by which risk assessment and management is undertaken and handled, which would include cybersecurity risks, in accordance with its charter. The audit committee holds regular meetings and receives periodic reports from management regarding risk management, including major financial risk exposures from cybersecurity threats or incidents.

Within management, the Group’s Chief Financial Officer is primarily responsible for assessing and managing our material risks from cybersecurity threats on a day-to-day basis and keep the senior executive officers informed on a regular basis of the identification, assessment, and management of cybersecurity risks and of any cybersecurity incidents. Such management personnel have prior experience and training in managing information systems and cybersecurity matters and participate in ongoing training programs.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee oversees the management of our Group’s major financial risk exposures, the steps management has taken to monitor and control such exposures, and the process by which risk assessment and management is undertaken and handled, which would include cybersecurity risks, in accordance with its charter. The audit committee holds regular meetings and receives periodic reports from management regarding risk management, including major financial risk exposures from cybersecurity threats or incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

Within management, the Group’s Chief Financial Officer is primarily responsible for assessing and managing our material risks from cybersecurity threats on a day-to-day basis and keep the senior executive officers informed on a regular basis of the identification, assessment, and management of cybersecurity risks and of any cybersecurity incidents. Such management personnel have prior experience and training in managing information systems and cybersecurity matters and participate in ongoing training programs.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date hereof, the Company has not encountered cybersecurity incidents that the company believes to have been material to the Company taken as a whole.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false